RELATED PARTY TRANSACTIONS (Details)	1 Months Ended					3 Months Ended					6 Months Ended			12 Months Ended				42 Months Ended
	Apr. 30, 2017 USD ($)	Feb. 29, 2016 USD ($) vessel	Oct. 31, 2015	Jun. 30, 2015 USD ($) Rate shares	Jan. 31, 2012	Sep. 30, 2017	Dec. 31, 2016 USD ($) vessel shares	Jun. 30, 2016	Mar. 31, 2016	Sep. 30, 2015	Jun. 30, 2017 USD ($) shares	Jun. 30, 2016 Rate	Jun. 30, 2015 USD ($) Rate shares	Dec. 31, 2017 USD ($) vessel carrier	Dec. 31, 2016 USD ($) vessel	Dec. 31, 2015 USD ($)	Dec. 31, 2011 USD ($) vessel	Jun. 30, 2015 USD ($) Rate	Nov. 30, 2016 USD ($) shares	Oct. 05, 2016 USD ($) shares	Nov. 30, 2015 Rate	Jun. 05, 2015 vessel	Dec. 31, 2014 vessel	Dec. 30, 2014 vessel	Nov. 30, 2014 vessel	Oct. 31, 2013 USD ($)	May 31, 2013 USD ($)
Amounts due from and to related parties [Abstract]
Due from related parties							$ 17,519,000							$ 9,625,000	$ 17,519,000
Loans to related parties which are associates							330,087,000							314,000,000	330,087,000
Long-term receivables from related parties							9,268,000							0	9,268,000
Due to related parties							850,000							857,000	850,000
Long-term debt							$ 1,580,006,000							$ 1,522,900,000	$ 1,580,006,000
Number of vessels leased to related parties classified as direct financing leases | vessel							13							10	13
Vessels and equipment, net							$ 1,737,169,000							$ 1,762,596,000	$ 1,737,169,000
Assets Held-for-sale							24,097,000							0	24,097,000
Leasing revenues earned from related parties [Abstract]
Direct financing lease interest income														16,362,000	22,850,000	$ 34,193,000
Finance lease service revenue														35,010,000	44,523,000	46,460,000
Profit sharing revenues														5,753,000	51,470,000	59,607,000
Number of vessels sold | vessel		1
Time charter rate for VLCCs from July 1 2015 onwards																20,000
Time charter rate for Suezmax tankers from July 1 2015 onwards																15,000
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares | shares													55,000,000
Available-for-sale securities							118,489,000							$ 93,802,000	118,489,000
Profit sharing percent of earnings from Frontline from July 1 2015 onwards														50.00%
Term of lease/charter (in years)			15 years
Notes receivable, related parties																83,800,000
Gain on redemption of loan notes from related parties														$ 0	0	28,904,000
Compensation received on termination of charters, notes receivable	$ 2,800,000
Proceeds from redemption of loan notes including interest																113,200,000
Accrued interest included with loan note redemption																500,000
Notes Compensation Received on Termination of Charters, Face Value	$ 6,000,000
Management fees paid, vessels														$ 57,714,000	67,221,000	56,939,000
Commission percentage paid on chartering revenues														1.25%
Administrative expenses - related parties														$ 831,000	1,443,000	1,032,000
Related party loans [Abstract]
Interest income, related party loans														15,265,000	18,675,000	18,672,000
Related party leasing and service contracts [Abstract]
Number of years charter may be extended										3 years
Available-for-sale securities impairment charge														4,410,000	0	20,552,000
SFL Hercules [Member]
Amounts due from and to related parties [Abstract]
Due from related parties							0							100,000	0
SFL Deepwater [Member]
Amounts due from and to related parties [Abstract]
Due from related parties							0							200,000	0
Deep Sea and Deep Sea Supply BTG [Member]
Amounts due from and to related parties [Abstract]
Due from related parties							1,945,000							0	1,945,000
SFL Linus [Member]
Amounts due from and to related parties [Abstract]
Due from related parties							700,000							3,600,000	700,000
Frontline Charterers, Seadrill, Deep Sea and UFC [Member]
Leasing revenues earned from related parties [Abstract]
Operating lease income														59,400,000	65,300,000	42,900,000
Direct financing lease interest income														16,400,000	22,900,000	34,200,000
Finance lease service revenue														35,000,000	44,500,000	46,500,000
Direct financing lease repayments														25,100,000	30,300,000	35,900,000
Profit sharing revenues														5,800,000	51,500,000	59,600,000
Frontline Charterers [Member]
Amounts due from and to related parties [Abstract]
Due from related parties							11,906,000							0	11,906,000
Due to related parties							$ 229,000							$ 539,000	$ 229,000
Number of vessels leased to related parties classified as direct financing leases | vessel							12							9	12		28					17
Number of VLCCs held for sale | vessel							1								1
Combined balance of net investments in direct financing leases														$ 314,000,000
Combined balance of net investments in direct financing leases, short-term maturities														22,300,000
Assets Held-for-sale							$ 24,100,000							0	$ 24,100,000
Leasing revenues earned from related parties [Abstract]
Due to Related Parties														300,000
Compensation payment received																150,200,000	$ 106,000,000
Number of vessels sold | vessel																							2	11	3
Agreed temporary reduction in daily time charter rates													$ 6,500
Number of charters transferred to new charterer | vessel																						3
Cash reserve per vessel				$ 2,000,000									2,000,000					$ 2,000,000
Profit sharing percentage of earnings from Frontline for use of fleet																	20.00%
Increase profit sharing percentage of earnings from Frontline for use of fleet (in hundredths)																		25.00%
Non-refundable advance relating to the profit sharing agreement																	$ 50,000,000
Period of temporary reduction in daily time charter rates					4 years
Maximum daily amount to which temporary earnings-related 100% payment applies													$ 6,500
Due from related parties							$ 11,900,000								$ 11,900,000
Frontline reverse stock split [Member]
Leasing revenues earned from related parties [Abstract]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares | shares				11,000,000
United Freight Carriers Inc [Member]
Amounts due from and to related parties [Abstract]
Number of vessels leased to related parties classified as operating leases | vessel							6								6
Leasing revenues earned from related parties [Abstract]
Profit sharing revenues															$ 600,000	2,500,000
Profit sharing percentage of earnings from Frontline for use of fleet															50.00%
Frontline Ltd [Member]
Amounts due from and to related parties [Abstract]
Due from related parties							$ 3,008,000							5,579,000	$ 3,008,000
Leasing revenues earned from related parties [Abstract]
Investment Income, Dividend														3,300,000	11,600,000
Related Party Transactions Daily Vessel Management Fee														9,000
Frontline Shipping and Frontline Shipping II [Member]
Leasing revenues earned from related parties [Abstract]
Profit sharing revenues														0	0	19,900,000
Profit sharing percentage of earnings from Frontline for use of fleet					100.00%
Profit share income from July 1 2015 onwards														5,600,000	50,900,000	37,300,000
Frontline Management [Member]
Amounts due from and to related parties [Abstract]
Due to related parties							493,000							$ 147,000	493,000
Leasing revenues earned from related parties [Abstract]
Number of container vessels operating on time charter, for which part or all management supervision was sub-contracted to a related party | vessel														8
Number of drybulk carriers operating on time charter, for which part or all management supervision was sub-contracted to a related party | carrier														11
Number of car carriers operating on time charter, for which part or all management supervision was sub-contracted to a related party | carrier														2
Management fees paid, vessels														$ 36,500,000	45,900,000	48,000,000
Commissions paid for sales-type leases on Suezmax tankers														300,000	400,000	400,000
Administrative expenses - related parties														300,000	600,000	500,000
Management fees paid, supervision of newbuildings														1,000,000	0	100,000
Seatankers Management [Member]
Leasing revenues earned from related parties [Abstract]
Management fees paid, provision of office facilities														300,000
Seatankers [Member]
Amounts due from and to related parties [Abstract]
Due to related parties							79,000							60,000	79,000
Leasing revenues earned from related parties [Abstract]
Administrative expenses - related parties														100,000	300,000	0
Other related parties [Member]
Amounts due from and to related parties [Abstract]
Due from related parties														66,000
Due to related parties							49,000							111,000	49,000
Frontline Charterers, Deep Sea and Seadrill [Member]
Amounts due from and to related parties [Abstract]
Combined balance of net investments in direct financing leases							411,100,000								411,100,000
Combined balance of net investments in direct financing leases, short-term maturities							28,900,000								28,900,000
Deep Sea [Member]
Amounts due from and to related parties [Abstract]
Long-term receivables from related parties							$ 9,268,000							$ 0	$ 9,268,000
Number of vessels leased to related parties classified as direct financing leases | vessel							1							1	1
Number of vessels leased to related parties classified as operating leases | vessel							4							4	4
Leasing revenues earned from related parties [Abstract]
Profit sharing revenues														$ 0	$ 0	0
Profit sharing percentage of earnings from Frontline for use of fleet | Rate												50.00%
Stated interest rate		7.25%
Compensation received on termination of charters, notes receivable		$ 11,600,000
Notes Compensation Received on Termination of Charters, Face Value		$ 14,600,000
Number of offshore supply vessels | vessel														5
Extension of charter period								3 years
Frontline Management AS [Member]
Leasing revenues earned from related parties [Abstract]
Management fees paid, provision of office facilities															300,000	400,000
Frontline Corporate Services [Member]
Leasing revenues earned from related parties [Abstract]
Management fees paid, provision of office facilities														$ 200,000
Arcadia Petroleum Limited [Member]
Leasing revenues earned from related parties [Abstract]
Management fees paid, provision of office facilities															200,000	0
Frontline Management and Frontline Management AS [Member]
Amounts due from and to related parties [Abstract]
Due to related parties							$ 500,000							$ 100,000	500,000
Golden Ocean [Member]
Amounts due from and to related parties [Abstract]
Number of vessels leased to related parties classified as operating leases | vessel														8
Vessels and equipment, net							$ 328,600,000							$ 233,700,000	328,600,000
Leasing revenues earned from related parties [Abstract]
Profit sharing revenues														$ 200,000	0	0
Profit sharing percentage of earnings from Frontline for use of fleet														33.00%
Term of lease/charter (in years)										10 years
Number of container vessels operating on time charter, for which part or all management supervision was sub-contracted to a related party | vessel														8
Number of drybulk carriers operating on time charter, for which part or all management supervision was sub-contracted to a related party | carrier														14
Management fees paid, vessels														$ 21,200,000	21,300,000	9,000,000
Related party leasing and service contracts [Abstract]
Cost of Drybulk Carriers														272,000,000
Time charter rate for Capesize drybulk carriers for first 7 years														17,600
Number of years before time charter rate is reduced										7 years
Time charter rates for Capesize drybulk carriers after 7 years														14,900
NorAm Drilling [Member]
Leasing revenues earned from related parties [Abstract]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares | shares							12,000,000
Available-for-sale securities														700,000
Related party leasing and service contracts [Abstract]
Available-for-sale Securities, Debt Securities														5,700,000
Interest and Dividend Income, Securities, Operating, Available-for-sale														500,000	500,000	600,000
Other Income														100,000	0
Golden Close [Member]
Leasing revenues earned from related parties [Abstract]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares | shares											8,900,000
Investment Income, Dividend											$ 0
Available-for-sale securities							$ 23,200,000				28,400,000				23,200,000
Related party leasing and service contracts [Abstract]
Interest and Dividend Income, Securities, Operating, Available-for-sale														600,000	200,000
Term loan facility, amount guaranteed											$ 18,000,000
Guarantee term, Period											6 months
Other Income											$ 400,000
Seadrill [Member]
Leasing revenues earned from related parties [Abstract]
Period of temporary reduction in daily time charter rates						5 years
Related Party, Operating Management Fees														400,000
Equity Accounted Subsidiaries [Member]
Related party loans [Abstract]
Interest income, related party loans														15,200,000
Deep Sea [Member]
Leasing revenues earned from related parties [Abstract]
Interest on Notes Receivable, Related Party, Current							900,000				$ 400,000				900,000
Frontline Ltd [Member]
Leasing revenues earned from related parties [Abstract]
Ownership percentage | Rate				27.73%									27.73%					27.73%			7.03%
SFL Deepwater [Member]
Amounts due from and to related parties [Abstract]
Due from related parties														171,000
Loans to related parties which are associates							119,167,000							113,000,000	119,167,000
Due to related parties														200,000
Long-term debt							248,400,000							225,800,000	248,400,000
Leasing revenues earned from related parties [Abstract]
Debt amount																										$ 390,000,000
Related party loans [Abstract]
Loans advanced to related parties														145,000,000
Due to Related Parties, Noncurrent							119,200,000							113,000,000	119,200,000
Interest income, related party loans														5,400,000	6,500,000	6,500,000
Related party leasing and service contracts [Abstract]
Term loan facility, amount guaranteed							75,000,000							75,000,000	75,000,000
SFL Hercules [Member]
Amounts due from and to related parties [Abstract]
Due from related parties														97,000
Loans to related parties which are associates							85,920,000							80,000,000	85,920,000
Due to related parties														100,000
Long-term debt							278,700,000							251,300,000	278,700,000
Leasing revenues earned from related parties [Abstract]
Debt amount																											$ 375,000,000
Related party loans [Abstract]
Loans advanced to related parties														145,000,000
Due to Related Parties, Noncurrent							85,900,000							80,000,000	85,900,000
Interest income, related party loans														4,300,000	6,500,000	6,500,000
Related party leasing and service contracts [Abstract]
Term loan facility, amount guaranteed							75,000,000							70,000,000	75,000,000
Golden Ocean [Member]
Amounts due from and to related parties [Abstract]
Due from related parties														153,000
SFL Linus [Member]
Amounts due from and to related parties [Abstract]
Due from related parties							660,000							3,559,000	660,000
Loans to related parties which are associates							125,000,000							121,000,000	125,000,000
Due to related parties							700,000							3,600,000	700,000
Long-term debt							356,300,000							308,800,000	356,300,000
Leasing revenues earned from related parties [Abstract]
Debt amount																										$ 475,000,000
Related party loans [Abstract]
Loans advanced to related parties														125,000,000
Due to Related Parties, Noncurrent							125,000,000							121,000,000	125,000,000
Interest income, related party loans														5,500,000	5,600,000	5,600,000
Related party leasing and service contracts [Abstract]
Term loan facility, amount guaranteed							$ 90,000,000							90,000,000	$ 90,000,000
Sale of oil tanker- Front Century [Member]
Leasing revenues earned from related parties [Abstract]
Compensation payable (receivable) for early contract termination of charter														4,100,000
Sale of oil tanker- Front Brabant [Member]
Leasing revenues earned from related parties [Abstract]
Compensation payable (receivable) for early contract termination of charter														3,600,000
Sale of oil tanker- Front Scilla [Member]
Leasing revenues earned from related parties [Abstract]
Compensation payable (receivable) for early contract termination of charter														6,500,000
Sale of offshore support vessel Sea Bear [Member]
Leasing revenues earned from related parties [Abstract]
Number of vessels sold | vessel							1								1
Term of lease/charter (in years)									6 years
Sale of VLCC Front Vanguard [Member]
Leasing revenues earned from related parties [Abstract]
Compensation payable (receivable) for early contract termination of charter														4,800,000	$ 300,000
Sale of Suezmax tanker Front Glory [Member]
Leasing revenues earned from related parties [Abstract]
Compensation payable (receivable) for early contract termination of charter																2,200,000
Sale of Suezmax tanker Front Splendour [Member]
Leasing revenues earned from related parties [Abstract]
Compensation payable (receivable) for early contract termination of charter																1,300,000
Sale of Suezmax tanker Mindanao [Member]
Leasing revenues earned from related parties [Abstract]
Compensation payable (receivable) for early contract termination of charter																$ 3,300,000
Loan Notes [Member] | Deep Sea [Member]
Leasing revenues earned from related parties [Abstract]
Short-term portion of loan notes receivable with related parties							$ 1,400,000								1,400,000
Vessels Leased to Frontline Charterers [Member] | Frontline Management [Member]
Leasing revenues earned from related parties [Abstract]
Related Party Transactions Daily Vessel Management Fee														9,000
Daily vessel management fee before July 1 2015													$ 6,500
Golden Ocean [Member] | Golden Ocean Management [Member]
Leasing revenues earned from related parties [Abstract]
Related Party Transactions Daily Vessel Management Fee														7,000
Senior Unsecured Convertible Bonds due 2021 [Member]
Leasing revenues earned from related parties [Abstract]
Debt amount																				$ 225,000,000
Own-share Lending Arrangement, Shares, Outstanding | shares																				8,000,000
Debt Instrument, Related Party Share Loan Fee																			$ 80,000	$ 120,000
Own-share Lending Arrangement, Shares, Issued | shares																			8,000,000
Common Stock, Golden Close [Member]
Leasing revenues earned from related parties [Abstract]
Available-for-sale securities							$ 0							108,000	0
Related party leasing and service contracts [Abstract]
Available-for-sale securities impairment charge														600,000
Common Stock, Golden Close [Member] | Golden Close [Member]
Related party leasing and service contracts [Abstract]
Available-for-sale securities impairment charge														600,000	0
Corporate Bond Securities- Golden Close [Member]
Related party leasing and service contracts [Abstract]
Available-for-sale securities impairment charge														3,900,000
Corporate Bond Securities- Golden Close [Member] | Golden Close [Member]
Related party leasing and service contracts [Abstract]
Available-for-sale securities impairment charge														$ 1,000,000	$ 0